Condensed Consolidated Balance Sheets	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Current assets:
Cash	¥ 17,728,773	$ 2,612,898	¥ 8,168,373
Accounts receivable, net	2,492,716	367,381	22,484,728
Short-term prepayments	57,018,439	8,403,478	34,566,328
Short-term investments	4,592,800	676,895	4,596,952
Prepaid expenses and other current assets	30,729,536	4,528,973	14,551,849
Total current assets	113,524,147	16,731,389	85,367,101
Non-current assets:
Right-of-use assets, net	392,387	57,830	878,649
Deferred tax assets, net	159,497	23,507	159,497
Property and equipment, net	97,200	14,325	120,929
Intangible assets, net	503,145	74,154	654,088
Educational contents, net	10,190,689	1,501,922	17,920,312
Other non-current assets	75,343	11,104	178,281
Total non-current assets	11,418,261	1,682,842	19,911,756
Total assets	124,942,408	18,414,231	105,278,857
Current liabilities:
Borrowing from a third party	7,000,000	1,031,672	7,000,000
Accounts payable	5,157,082	760,060	22,112,683
Contract liabilities	3,023,994	445,682	5,174,606
Salary and welfare payable	1,663,674	245,195	1,648,969
Income taxes payable	7,159,149	1,055,128	7,121,280
Value added tax (“VAT”) and other tax payable	5,760,141	848,940	5,760,141
Other payables	1,541,914	227,250	1,383,388
Lease liabilities, current	326,432	48,110	785,968
Total current liabilities	31,752,893	4,679,798	51,091,632
Non-current liabilities:
Lease liabilities, non-current			48,033
Total non-current liabilities			48,033
Total liabilities	31,752,893	4,679,798	51,139,665
Commitments and contingencies
Shareholders’ equity
Additional paid-in capital	412,497,606	58,075,304	360,478,358
Treasury stock	(1,195)	(150)	(1,195)
Statutory reserves	23,573,981	3,318,034	23,573,981
Accumulated deficit	(354,599,377)	(47,743,918)	(341,073,614)
Accumulated other comprehensive income (loss)	3,764,911	(1,081,262)	4,970,214
Total Jianzhi Education Technology Group Company Limited’s shareholders’ equity	87,402,300	12,881,503	48,310,653
Noncontrolling interests	5,787,215	852,930	5,828,539
Total shareholders’ equity	93,189,515	13,734,433	54,139,192
Total liabilities and shareholders’ equity	124,942,408	18,414,231	105,278,857
Class A Ordinary Shares
Shareholders’ equity
Ordinary Shares value	2,126,994	308,016	323,529
Class B Ordinary Shares
Shareholders’ equity
Ordinary Shares value	39,380	5,479	39,380
Related Party
Current assets:
Amounts due from related parties	961,883	141,764	998,871
Current liabilities:
Amounts due to related parties	¥ 120,507	$ 17,761	¥ 104,597